Equity method investments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jul. 24, 2020
Equity Method Investments and Joint Ventures [Abstract]
Oncacare Limited	$ 3,751		$ 3,751		$ 4,534	$ 4,900
Equity method investment, ownership percentage	49.00%		49.00%
Equity method investment, majority ownership percentage	51.00%		51.00%
Equity method investment, period majority voting share capital can be sold to the company			2 years 6 months
Payments to Acquire Equity Method Investments			$ 2,450	$ 0
Loss from equity method investments	$ 509	$ 0	$ 783	$ 0